American Century Mutual Funds, Inc | SMALL CAP GROWTH FUND
Small Cap Growth Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Mutual Funds, Inc - SMALL CAP GROWTH FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	1.00%	none	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - SMALL CAP GROWTH FUND	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Management Fees (as a percentage of Assets)	1.27%	1.07%	0.92%	1.27%	1.27%	1.27%	1.07%	0.92%	0.92%
Distribution and Service (12b-1) Fees	none	none	none	0.25%	1.00%	0.50%	none	none	none
Other Expenses (as a percentage of Assets):	none	none	none	none	none	none	none	none	none
Expenses (as a percentage of Assets)	1.27%	1.07%	0.92%	1.52%	2.27%	1.77%	1.07%	0.92%	0.92%
Fee Waiver or Reimbursement	none	none	none	none	none	none	none	none	(0.92%)	[1]
Net Expenses (as a percentage of Assets)	1.27%	1.07%	0.92%	1.52%	2.27%	1.77%	1.07%	0.92%	none
[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Mutual Funds, Inc - SMALL CAP GROWTH FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	130	403	698	1,533
I CLASS	109	341	591	1,306
Y CLASS	94	294	510	1,131
A CLASS	721	1,028	1,357	2,282
C CLASS	231	710	1,216	2,601
R CLASS	180	558	960	2,082
R5 CLASS	109	341	591	1,306
R6 CLASS	94	294	510	1,131
G CLASS	none	none	none	none

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund will invest at least 80% of its net assets in small cap companies. The portfolio managers consider small cap companies to include those with a market capitalization that does not exceed that of the largest company in the Russell 2000 Growth Index.
The portfolio managers look for stocks of smaller-sized companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio managers’ principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also may consider companies whose stocks demonstrate price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Small Cap Stocks – The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	IPO Risk – The fund’s performance may be affected by investments in initial public offerings.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund's transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (4Q 2010): 19.60% Lowest Performance Quarter (3Q 2011): -25.36%
Average Annual Total Returns For the calendar year ended December 31, 2018
Average Annual Total Returns - American Century Mutual Funds, Inc - SMALL CAP GROWTH FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Russell 2000 Growth Index		Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(9.31%)	5.13%	13.51%
INVESTOR CLASS		Investor Class Return Before Taxes	(4.88%)	6.06%	12.79%		Jun. 01, 2001
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	(8.49%)	5.05%	12.25%		Jun. 01, 2001
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	(0.98%)	4.66%	10.70%		Jun. 01, 2001
I CLASS		I Class Return Before Taxes	(4.66%)	6.27%	13.01%		May 18, 2007
Y CLASS	[1]	Y Class1 Return Before Taxes	(4.52%)	6.43%		8.36%	Apr. 10, 2017
A CLASS		A Class Return Before Taxes	(10.58%)	4.54%	11.84%		Jan. 31, 2003
C CLASS		C Class Return Before Taxes	(5.83%)	5.00%	11.67%		Jan. 31, 2003
R CLASS		R Class Return Before Taxes	(5.32%)	5.52%	12.23%		Sep. 28, 2007
R5 CLASS	[2]	R5 Class2 Return Before Taxes	(4.66%)	6.28%	13.01%		Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	(4.52%)	6.43%		8.36%	Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[2]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 class.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Mutual Funds, Inc | SUSTAINABLE EQUITY FUND
Sustainable Equity Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	1.00%	none	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND	INVESTOR CLASS		I CLASS		Y CLASS		A CLASS		C CLASS		R CLASS		R5 CLASS		R6 CLASS		G CLASS
Management Fees (as a percentage of Assets)	0.84%	[1]	0.64%	[1]	0.49%	[1]	0.84%	[1]	0.84%	[1]	0.84%	[1]	0.64%	[1]	0.49%		0.49%
Distribution and Service (12b-1) Fees	none		none		none		0.25%		1.00%		0.50%		none		none		none
Other Expenses (as a percentage of Assets):	none		none		none		none		none		none		none		none		none
Expenses (as a percentage of Assets)	0.84%		0.64%		0.49%		1.09%		1.84%		1.34%		0.64%		0.49%		0.49%
Fee Waiver or Reimbursement	(0.05%)	[2]	(0.05%)	[2]	(0.05%)	[2]	(0.05%)	[2]	(0.05%)	[2]	(0.05%)	[2]	(0.05%)	[2]	(0.05%)	[2]	(0.49%)	[3]
Net Expenses (as a percentage of Assets)	0.79%		0.59%		0.44%		1.04%		1.79%		1.29%		0.59%		0.44%		none
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.
[2]	The advisor has agreed to waive 0.05 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until March 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5%4 return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	81	264	462	1,033
I CLASS	60	200	352	794
Y CLASS	45	152	270	612
A CLASS	675	898	1,137	1,823
C CLASS	182	575	992	2,152
R CLASS	132	420	730	1,608
R5 CLASS	60	200	352	794
R6 CLASS	45	152	270	612
G CLASS	none	none	none	none

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies
The fund will generally invest in larger-sized companies using a quantitative model that combines fundamental measures of a stock’s value and growth potential. To measure value, the managers may use ratios of stock price-to-earnings and stock price-to-cash flow, among others. To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates, as well as other factors. The model also considers price momentum. The portfolio managers also take environmental, social and governance ("ESG") factors into account in making investment decisions.  The portfolio managers attempt to build a portfolio of stocks that provides better returns than, and a dividend yield comparable to, the S&P 500® Index, without taking on significant additional risk.
Under normal market conditions, the fund will invest at least 80% of its net assets in equity securities.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security.
When determining whether to sell a security, the portfolio managers consider among other things, a security’s price, whether a security’s risk parameters outweigh its return opportunities, general market conditions, whether the security meets their ESG criteria, and any other factor deemed relevant by the portfolio managers.

Principal Risks

•
Style Risk - If at any time the market is not favoring the fund’s investment process, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Benchmark Correlation - The fund’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•
ESG Criteria Risk - Because the fund's ESG criteria may exclude the securities of certain issuers for nonfinancial reasons, the fund may forego some market opportunities available to funds that do not use ESG criteria.

•
Foreign Securities - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Covered Call Risk — Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return.

•	Market Risk - The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund's transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for A Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 15.47% Lowest Performance Quarter (4Q 2018): -14.20%
Average Annual Total Returns For the calendar year ended December 31, 2018
Average Annual Total Returns - American Century Mutual Funds, Inc - SUSTAINABLE EQUITY FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		Investor Class Return Before Taxes	(5.50%)	7.76%	12.29%		Jul. 29, 2005
I CLASS		I Class Return Before Taxes	(5.30%)	7.97%	12.52%		Jul. 29, 2005
Y CLASS		Y Class Return Before Taxes	(5.19%)			7.80%	Apr. 10, 2017
A CLASS		A Class Return Before Taxes	(11.17%)	6.22%	11.35%		Nov. 30, 2004
C CLASS		C Class Return Before Taxes	(6.44%)	6.68%	11.18%		Nov. 30, 2004
R CLASS		R Class Return Before Taxes	(5.97%)	7.22%	11.74%		Jul. 29, 2005
R5 CLASS	[1]	R5 Class1 Return Before Taxes	(5.34%)	7.97%	12.52%		Apr. 10, 2017
R6 CLASS	[2]	R6 Class2 Return Before Taxes	(5.19%)			7.80%	Apr. 01, 2019
S&P 500 Index		S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.11%
After Taxes on Distributions | A CLASS		Return After Taxes on Distributions	(12.62%)	5.60%	10.94%		Nov. 30, 2004
After Taxes on Distributions and Sales | A CLASS		Return After Taxes on Distributions and Sale of Fund Shares	(5.54%)	4.85%	9.45%		Nov. 30, 2004
[1]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[2]	Historical performance for the R6 Class prior to its inception (April 1, 2019) is based on the performance of Y Class shares, which have the same expenses as the R6 Class shares.

The after-tax returns are shown only for A Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.